Shareholders' equity and share-based payments - SunPower Plans (Details) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) plan EquityInstruments shares	Dec. 31, 2018 USD ($) EquityInstruments shares	Dec. 31, 2017 USD ($) EquityInstruments shares	Dec. 31, 2016	Dec. 31, 2015
SunPower Plans
Share-based payments
Number of stock incentive plans | plan	1
Number of shares withheld to satisfy employees' tax obligations | shares	0.8	0.7	0.6
2015 Plan (SunPower)
Share-based payments
Maximum annual increase of awards | shares	6.0
Annual automatic increase in awards, as percent of the outstanding shares of the preceding fiscal year				2.00%	3.00%
Shares available for grant | shares	12.1
2015 Plan (SunPower) | Low
Share-based payments
Vesting period	3 years
2015 Plan (SunPower) | High
Share-based payments
Vesting period	4 years
Stock options (SunPower)
Share-based payments
Options remaining outstanding | EquityInstruments	0
Number of share options exercisable in share-based payment arrangement | EquityInstruments	0
Intrinsic value of options exercised | $	$ 0.0	$ 0.0	$ 1.7
Granted (in shares) | EquityInstruments	0	0	0
Stock options (SunPower) | High
Share-based payments
Expiry period	10 years